Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	$ 385,224	$ 247,859
Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	759	7,246
Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy		14,282
Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	847,041	615,003
Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	215,703	50,039
Forward Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of foreign currency contracts liability classified under appropriate level of fair value hierarchy	157	56
Restricted Cash, Non-Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	17,453
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	385,224	247,859
Fair Value, Inputs, Level 1 | Restricted Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	759	7,246
Fair Value, Inputs, Level 1 | Restricted Cash, Non-Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	17,453
Fair Value, Inputs, Level 2 | Restricted Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy		14,282
Fair Value, Inputs, Level 2 | Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial assets classified under appropriate level of fair value hierarchy	847,041	615,003
Fair Value, Inputs, Level 2 | Long-term bank loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of financial liabilities classified under appropriate level of fair value hierarchy	215,703	50,039
Fair Value, Inputs, Level 2 | Forward Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair values of foreign currency contracts liability classified under appropriate level of fair value hierarchy	$ 157	$ 56